Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Balance Sheet [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency - RMB:1USD	7.1268	7.2258	6.7114
Profit/Loss [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency - RMB:1USD	7.1326	6.9415	6.4571